Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 30,018,273	₩ 31,883,535
Acquisitions	2,667,901	2,213,820
Business Combination	48,474
Disposals	(131,043)	(140,454)
Depreciation	(3,009,469)	(2,891,857)
Impairment loss	(441,480)	(997,198)
Others	773,317	(49,573)
Ending	29,925,973	30,018,273
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,548,002	2,527,650
Acquisitions	6,550	28,998
Disposals	(2,128)	(26,157)
Impairment loss		6,399
Others	(26,365)	11,112
Ending	2,526,059	2,548,002
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	4,402,452	4,877,018
Acquisitions	39,551	46,129
Business Combination	22,836
Disposals	(10,376)	(21,501)
Depreciation	(314,107)	(331,688)
Impairment loss	(90,036)	(73,523)
Others	165,134	(93,983)
Ending	4,215,454	4,402,452
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,917,924	2,765,852
Acquisitions	49,931	18,749
Business Combination	2
Disposals	(3,350)	(2,834)
Depreciation	(228,616)	(220,218)
Impairment loss	(27,217)	(6,652)
Others	195,832	363,027
Ending	2,904,506	2,917,924
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	18,518,129	19,367,957
Acquisitions	175,743	145,220
Business Combination	1,216
Disposals	(78,236)	(62,135)
Depreciation	(2,250,022)	(2,224,000)
Impairment loss	(309,604)	(143,293)
Others	1,161,038	1,434,380
Ending	17,218,264	18,518,129
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	31,341	32,861
Acquisitions	8,027	8,538
Business Combination	189
Disposals	(742)	(1,149)
Depreciation	(15,057)	(14,835)
Impairment loss	(559)	(56)
Others	9,086	5,982
Ending	32,285	31,341
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	66,164	63,640
Acquisitions	19,178	21,337
Business Combination	5,792
Disposals	(1,340)	(1,867)
Depreciation	(28,537)	(26,421)
Impairment loss	(2,106)	(206)
Others	11,600	9,681
Ending	70,751	66,164
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	136,287	145,439
Acquisitions	34,618	32,258
Business Combination	252
Disposals	(1,630)	(577)
Depreciation	(36,309)	(51,835)
Impairment loss	(1,808)	(1,494)
Others	(1,278)	12,496
Ending	130,132	136,287
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	137,564	145,257
Acquisitions	72,640	28,466
Business Combination	490
Disposals	(8,401)	(420)
Depreciation	(130,905)	(19,224)
Others	703,194	(16,515)
Ending	774,582	137,564
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	1,179,639	1,892,346
Acquisitions	2,261,663	1,884,125
Business Combination	17,697
Disposals	(24,840)	(23,814)
Impairment loss	(10,150)	(778,373)
Others	(1,494,262)	(1,794,645)
Ending	1,929,747	1,179,639
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	80,771	65,515
Depreciation	(5,916)	(3,636)
Others	49,338	18,892
Ending	₩ 124,193	₩ 80,771